Accrued Expenses - Schedule of Accrued Expenses (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accrued inventory	$ 4,335	$ 3,151	$ 0
Accrued shipping	1,279	656	877
Accrued selling expenses	3,564	1,394
Accrued legal expenses	1,170	986
Accrued marketing expenses	2,589	102
Credit card liabilities	703	276
Other accrued expenses	1,675	117
Other accrued expenses		2,875	2,309
Total accrued expenses	$ 15,315	$ 6,682	$ 3,186